Significant Transactions -- Lendmark Sale (Details)			3 Months Ended	6 Months Ended
	Nov. 13, 2015	Nov. 12, 2015 USD ($) branch	Mar. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Period of time the loans were in held for sale				6 months
Number of extensions			2	2
Sale of Branches to Lendmark
Business Acquisition [Line Items]
Business Combination, Number Of Branches To Be Divested | branch		127
Purchase price threshold, percent of aggregate unpaid loan balance		103.00%
Number of days to close	120 days
Sale of Branches to Lendmark | Number of Branches
Business Acquisition [Line Items]
Concentration risk percent			15.00%
Sale of Branches to Lendmark | Loans and Leases Receivable, Gross, Consumer, Installment and Revolving
Business Acquisition [Line Items]
Concentration risk percent			12.00%
Sale of Branches to Lendmark | Personal loans
Business Acquisition [Line Items]
Loans held for sale			$ 606,000,000	$ 606,000,000	$ 608,000,000
Sale of Branches to Lendmark | Maximum
Business Acquisition [Line Items]
Purchase price threshold for sale being subject to certain limitations		$ 695,000,000